INCOME TAXES (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Canadian subsidiary company [Member]
Income/(Loss) Before Income Taxes	$ 24,572	$ 7,583
Income Tax Recovery/Expense	6,512	2,009
Valuation allowance	(6,512)	(2,009)
Net Operating Losses	$ 59,050	$ 76,039
Tax Rate	26.50%	26.50%
Deferred Tax Assets	$ 15,648	$ 20,150
Valuation Allowance	(15,648)	(20,150)
Net deferred tax asset	0	0
U.S. parent company and U.S. subsidiary [Member]
Income/(Loss) Before Income Taxes	(262,983)	(109,561)
Income Tax Recovery/Expense	(55,226)	(23,008)
Valuation allowance	55,226	23,008
Net Operating Losses	$ 2,466,386	$ 2,203,403
Tax Rate	21.00%	21.00%
Deferred Tax Assets	$ 517,941	$ 462,715
Valuation Allowance	(517,941)	462,715
Net deferred tax asset	$ 0	$ 0